Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital-Force ETF Trust
Entity Central Index Key	0002104659
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CapForce IBD® 50 ETF
Shareholder Report [Line Items]
Fund Name	CapForce IBD® 50 ETF
Class Name	CapForce IBD® 50 ETF
Trading Symbol	FFTY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CapForce IBD® 50 ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.capforceetf.com/ffty. You can also request this information by contacting us at 1-800-324-3998.
Additional Information Phone Number	1-800-324-3998
Additional Information Website	https://www.capforceetf.com/ffty
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CapForce IBD® 50 ETF	$39	0.80%
[1]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Material Change Date	Apr. 24, 2026
Net Assets	$ 87,689,173
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	493.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$87,689,173
Number of Holdings	53
Portfolio Turnover	493%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)
Technology	47.0%
Industrials	27.3%
Healthcare	13.0%
Consumer Cyclical	4.9%
Energy	3.2%
Basic Materials	2.7%
Financial Services	1.9%
Cash & Other	0.0%*

Top 10 Issuers	(%)
AnaptysBio, Inc.	4.2%
Vertiv Holdings Co.	3.7%
Comfort Systems USA, Inc.	3.6%
Micron Technology, Inc.	3.6%
Sterling Infrastructure, Inc.	3.6%
Applied Digital Corp.	3.6%
Travere Therapeutics, Inc.	3.6%
Celestica, Inc.	3.5%
Fabrinet	3.4%
Indivior Pharmaceuticals, Inc.	3.2%
[2]
Material Fund Change [Text Block]
MATERIAL CHANGES
The report reflects the semi-annual period while the fund was under both the Innovator ETF Trust and the Capital-Force ETF Trust. The fund completed a successful proxy to Capital-Force ETF Trust on April 24, 2026, and officially began trading on April 27th.

Updated Prospectus Web Address	https://www.capforceetf.com/ffty
CapForce IBD Breakout Opportunities ETF
Shareholder Report [Line Items]
Fund Name	CapForce IBD Breakout Opportunities ETF
Class Name	CapForce IBD Breakout Opportunities ETF
Trading Symbol	BOUT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CapForce IBD Breakout Opportunities ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.capforceetf.com/bout. You can also request this information by contacting us at 1-800-324-3998.
Additional Information Phone Number	1-800-324-3998
Additional Information Website	https://www.capforceetf.com/bout
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CapForce IBD® Breakout Opportunities ETF	$44	0.80%
[3]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Material Change Date	Apr. 24, 2026
Net Assets	$ 15,883,299
Holdings Count | $ / shares	82
Investment Company Portfolio Turnover	771.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$15,883,299
Number of Holdings	82
Portfolio Turnover	771%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)
Industrials	19.5%
Technology	18.8%
Financial Services	14.9%
Consumer Cyclical	12.7%
Energy	10.2%
Healthcare	8.2%
Basic Materials	7.1%
Real Estate	2.9%
Utilities	2.1%
Communication Services	1.4%
Consumer Defensive	1.2%
Cash & Other	1.0%

Top 10 Issuers	(%)
Rush Street Interactive, Inc.	2.5%
Sandisk Corp./DE	2.4%
Axogen, Inc.	2.3%
Iron Mountain, Inc.	2.3%
MapLight Therapeutics, Inc.	2.3%
HMH Holding, Inc.	2.2%
Janus Living, Inc.	2.2%
Golar LNG Ltd.	2.2%
Solv Energy, Inc.	2.2%
Popular, Inc.	2.2%

Material Fund Change [Text Block]
MATERIAL CHANGES
The report reflects the semi-annual period while the fund was under both the Innovator ETF Trust and the Capital-Force ETF Trust. The fund completed a successful proxy to Capital-Force ETF Trust on April 24, 2026, and officially began trading on April 27th.

Updated Prospectus Web Address	https://www.capforceetf.com/bout

[1]
*	Annualized

[2]
*	Amount less than 0.05%

[3]
*	Annualized